Consolidated Statements of Shareholders’ (Deficit) Equity - USD ($) $ in Thousands		Number of ordinary shares	Additional paid-in capital	Subscription receivable	Statutory reserves	Accumulated Other comprehensive loss	Accumulated deficit	Total Borqs Technologies, Inc. shareholders’ equity	Noncontrolling interest	Total
Balance at Dec. 31, 2020			$ 171,560	$ (19,367)	$ 2,097	$ (1,243)	$ (215,175)	$ (62,128)	$ (113)	$ (62,241)
Balance (in Shares) at Dec. 31, 2020	[1]	312,183
Consolidated net loss							(55,865)	(55,865)	(737)	(56,602)
Consolidated net loss (in Shares)	[1]
Foreign exchange difference						152		152		152
Foreign exchange difference (in Shares)	[1]
Debt equity conversion settlement (Note 19(d))			36,092					36,092		36,092
Debt equity conversion settlement (Note 19(d)) (in Shares)	[1]	126,221
Disposal of a subsidiary					(196)			(196)		(196)
Disposal of a subsidiary (in Shares)	[1]
Issuance of warrants associated with convertible notes (Note 13)			12,950					12,950		12,950
Issuance of warrants associated with convertible notes (Note 13) (in Shares)	[1]
Shares conversion of convertible notes (Note 13)			21,433					21,433		21,433
Shares conversion of convertible notes (Note 13) (in Shares)	[1]	124,689
Warrants exercised into shares (Note 13)			55					55		55
Warrants exercised into shares (Note 13) (in Shares)	[1]	160,977
Shares released from escrow (Note 19(e))				4,080				4,080		4,080
Acquisition of a subsidiary (Note 4(a))			5,516					5,516	6,513	12,029
Acquisition of a subsidiary (Note 4(a)) (in Shares)	[1]	77,116
Capital injection from non-controlling shareholders of a subsidiary (Note 19(j))									297	297
Capital injection from non-controlling shareholders of a subsidiary (Note 19(j)) (in Shares)	[1]
Share-based compensation (Note 15)			14,665					14,665		14,665
Share-based compensation (Note 15) (in Shares)	[1]	49,582
Balance at Dec. 31, 2021			262,271	(15,287)	1,901	(1,091)	(271,040)	(23,246)	5,960	(17,286)
Balance (in Shares) at Dec. 31, 2021	[1]	850,768
Consolidated net loss							(34,032)	(34,032)	(4,829)	(38,861)
Foreign exchange difference						(2,421)		(2,421)		(2,421)
Loan conversion with ordinary shares (Note 19(d))			1,139					1,139		1,139
Loan conversion with ordinary shares (Note 19(d)) (in Shares)		28,247
Issuance of ordinary shares as collateral (Note19(c))			2,760	(2,760)
Issuance of ordinary shares as collateral (Note19(c)) (in Shares)		83,633
Issuance of warrants associated with convertible notes (Note 13)			6,069					6,069		6,069
Issuance of warrants associated with convertible notes (Note 13) (in Shares)
Shares issued for additional acquisition cost to HHE (Note 4(a))			5,950					5,950		5,950
Shares issued for additional acquisition cost to HHE (Note 4(a)) (in Shares)		416,667
Shares conversion of convertible notes (Note 13)			28,692					28,692		28,692
Shares conversion of convertible notes (Note 13) (in Shares)		1,610,386
Warrants exercised into shares (Note 13)
Warrants exercised into shares (Note 13) (in Shares)		1,446,721
Capital injection from non-controlling shareholders of a subsidiary (Note 19(j))									437	437
Capital injection from non-controlling shareholders of a subsidiary (Note 19(j)) (in Shares)
Deconsolidation of a subsidiary (Note 4(c))									(1,926)	(1,926)
Settlement of equity financing (Note 19(b))				3,669				3,669		3,669
Share-based compensation (Note 15)			3,386					3,386		3,386
Share-based compensation (Note 15) (in Shares)		328,798
Balance at Dec. 31, 2022			310,267	(14,378)	1,901	(3,512)	(305,072)	(10,794)	(358)	(11,152)
Balance (in Shares) at Dec. 31, 2022		4,765,219
Consolidated net loss							(26,467)	(26,467)	(454)	(26,921)
Foreign exchange difference						(294)		(294)		(294)
Issuance of ordinary shares as collateral (Note19(c))			1,321	(1,321)
Issuance of ordinary shares as collateral (Note19(c)) (in Shares)		443,294
Issuance of ordinary shares for a project (Note19(i))			392	(392)
Issuance of ordinary shares for a project (Note19(i)) (in Shares)		166,667
Debt equity conversion settlement (Note 19(d))			1,574					1,574		1,574
Debt equity conversion settlement (Note 19(d)) (in Shares)		771,605
Issuance of warrants associated with convertible notes (Note 13)			629					629		629
Shares issued to HHE (Note 4(a))			9,423	(9,423)
Shares issued to HHE (Note 4(a)) (in Shares)		1,916,667
Shares conversion of convertible notes (Note 13)			500					500		500
Shares conversion of convertible notes (Note 13) (in Shares)		94,003
Warrants exercised into shares (Note 13)
Warrants exercised into shares (Note 13) (in Shares)		3,127,762
Settlement of equity financing (Note 19(b))			13,463					13,463		13,463
Settlement of equity financing (Note 19(b)) (in Shares)		4,668,704
Share-based compensation (Note 15)			7,769					7,769		7,769
Share-based compensation (Note 15) (in Shares)		12,912,096
Balance at Dec. 31, 2023			$ 345,338	$ (25,514)	$ 1,901	$ (3,806)	$ (331,539)	$ (13,620)	$ (812)	$ (14,432)
Balance (in Shares) at Dec. 31, 2023		28,866,017

[1]	Giving retroactive effect to the one-for-sixteen reverse split on June 27, 2022 and one-for-twelve reverse split on October 10, 2023